Leases (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases
Operating lease ROU assets	¥ 20,863	$ 2,938	¥ 22,267
Operating lease liabilities-current	7,755	1,092	7,688
Operating lease liabilities-non-current	13,676	$ 1,926	14,978
Total operating lease liabilities	¥ 21,431		¥ 22,666
Weighted average remaining lease term	5 years 4 months 24 days	5 years 4 months 24 days	5 years 4 months 24 days
Weighted average discount rate	4.70%	4.70%	5.00%